Accrued Expenses: Schedule of Accrued Liabilities (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Details
Accrued Sales Commission, Current	$ 4,028,220	$ 4,731,442	$ 3,778,996
Other Payable For PPE	1,692,216	2,279,869
Other Accrued Liabilities, Current	1,596,820	1,596,636	1,557,472
Accrual for Taxes Other than Income Taxes, Current	2,359,678	2,185,328	1,879,334
Interest Payable, Current	1,915,101	1,117,527	516,269
Accrued Employee Benefits, Current	213,829	274,813	357,975
Accrued expenses	11,805,864	12,185,615	8,478,054
Deferred Advertising Costs			$ 388,008